SUMMIT
CASH RESERVES
FUND

Financial Institutions
Series Trust



FUND LOGO




Semi-Annual Report

November 30, 1998








This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.









Summit Cash Reserves Fund
Financial Institutions Series Trust
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper



Summit Cash Reserves Fund
November 30, 1998


DEAR SHAREHOLDER

For the six-month period ended November 30, 1998, Summit Cash Reserves Fund's Class A Shares had a net annualized yield of 6.47%.* Since inception (October 9, 1998) through November 30, 1998, the Fund's Class B Shares had a net annualized yield of 4.40%. The Fund's Class A and Class B Shares' 7-day yields as of November 30, 1998 were 4.85% and 4.10%, respectively.

The average portfolio maturity for Summit Cash Reserves Fund at November 30, 1998 was 60 days, compared to 66 days as of May 31, 1998.


The Environment
During the six-month period ended November 30, 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. Early in the period, the deteriorating outlook for corporate profits amid signs of a weakening economy led to lower share prices in world stock markets. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation and effective repudiation of its debt in August. With the high degree of investor uncertainty, the resulting flight to quality pushed the 30-year US Treasury bond to record low yields. Yields also declined in sovereign bond markets of other major industrialized countries. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed US Treasury securities by a wide margin. Although a one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence, an unexpected one quarter-point cut in October sparked a rally in stock and bond prices. The rally was fueled further by another easing of monetary policy in mid-November. However, by November quarter-end, share prices had resumed their decline amidst renewed investor uncertainties regarding global economic prospects.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


As long as worldwide economic conditions appear fragile, we believe it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil. The announcements of banking system reform and fiscal stimulus packages in Japan provided some encouragement to investors, but the effectiveness of these programs remains to be seen. A multilateral aid package to Brazil initially bolstered investor confidence regarding the prospects for this country and other emerging markets. Further progress in easing strains within the global financial system, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.


In Conclusion
On October 9, 1998, Summit Cash Reserves Fund became available as a money market fund exchange vehicle for Merrill Lynch clients. Our basic investment strategy has been to purchase three-month and four-month money market securities, which represent good relative value and are consistent with our positive outlook for short-term interest rates. We welcome our new shareholders, and we look forward to serving your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Carlo J. Giannini)
Carlo J. Giannini
Vice President and Portfolio Manager

January 4, 1999




Summit Cash Reserves Fund
November 30, 1998


SCHEDULE OF INVESTMENTS                              (in Thousands)

                           Face     Interest      Maturity    Value
Issue                     Amount      Rate*         Date    (Note 1a)

Bank Notes--2.0%

First Union National      $2,000     5.422%++     11/16/99   $  2,000
Bank

Total Bank Notes
(Cost--$2,000)                                                  2,000

Certificates of Deposit--European--1.0%

Abbey National             1,000     5.25++       11/01/99      1,000
Treasury Services Plc

Total Certificates of Deposit--European
(Cost--$1,000)                                                  1,000

Commercial Paper--66.9%

AESOP Funding              1,200     5.20         12/17/98      1,197
Corporation

Alpine Securitization        900     5.15          1/15/99        894
Corporation

American Honda             1,200     5.07          2/12/99      1,187
Finance Corp.

Amsterdam                  1,000     5.35          1/29/99        991
Funding Corp.

Apreco, Inc.                 900     5.20         12/15/98        898
                           1,000     5.60          1/05/99        995
                           1,000     5.10          2/10/99        989

Atlantis One               2,500     5.37          2/05/99      2,475
Funding Corp.              1,000     5.30          4/30/99        978

Caisse des Depots et       4,000     5.36         12/01/98      4,000
Consignations

Commercial Credit          2,000     5.15         12/21/98      1,994
Corp.

Concord Minutemen          1,000     5.05         12/01/98      1,000
Capital Co. LLC              900     5.20          1/15/99        894
                           1,000     5.45          1/15/99        993
                             900     5.26          1/22/99        893

Corporate Asset            1,000     5.32          1/27/99        990
Funding Co. Inc.           1,500     5.05          2/03/99      1,486
                           1,500     5.20          3/03/99      1,480

Daimler-Benz               3,000     5.02          3/25/99      2,950
North America Corp.


SCHEDULE OF INVESTMENTS                              (in Thousands)

                           Face     Interest      Maturity    Value
Issue                     Amount      Rate*         Date    (Note 1a)

Commercial Paper (concluded)

Delaware Funding          $1,300     5.21%        12/01/98   $  1,300
Corp.                      1,000     5.45          1/11/99        994

Edison Asset               1,100     5.22          1/19/99      1,092
Securitization LLC         2,500     5.17          3/11/99      2,464

Falcon Asset                 900     5.10          1/15/99        894
Securitization Corp.

Ford Motor Credit          3,000     5.08          2/24/99      2,962
Company

General Electric Co.       2,000     5.08         12/31/98      1,992

General Motors             1,500     5.15         12/17/98      1,497
Acceptance Corp.           1,500     5.04          2/05/99      1,485

Greyhawk Capital           1,200     5.10          2/09/99      1,188
Corp.                      1,000     5.35          2/19/99        988

Henkel Corporation         3,000     5.15         12/14/98      2,994

InterPeru Funding          1,000     5.05          4/06/99        982
Limited

Lexington                  2,000     5.27          1/22/99      1,984
Parker Capital
Company, LLC

Mont Blanc                 1,000     5.19          1/19/99        992
Capital Corp.              2,000     5.50          1/29/99      1,982
                           1,000     5.35          2/23/99        988

National                   1,250     5.15         12/22/98      1,246
Australia Funding
(Delaware), Inc.

Old Line Funding           2,500     5.55          1/12/99      2,484
Corp.

Park Avenue                2,000     5.40          1/28/99      1,982
Receivables Corp.          2,000     5.40          2/12/99      1,978

Pfizer Inc.                2,000     5.09         12/16/98      1,996

Repeat Offering            1,000     5.55          1/13/99        993
Securitization
Entity Funding, Inc.

Republic Industries        1,000     5.30         12/11/98        999
Funding Corp.

Southern Company           2,500     5.25          2/08/99      2,474

Total Commercial Paper (Cost--$68,228)                         68,214



SCHEDULE OF INVESTMENTS (concluded)                 (in Thousands)

                           Face     Interest      Maturity    Value
Issue                     Amount      Rate*         Date    (Note 1a)

Time Deposits--3.9%

Westdeutsche              $4,000     5.438%       12/01/98   $  4,000
Landesbank
Girozentrale

Total Time Deposits (Cost--$4,000)                              4,000

US Government, Agency & Instrumentality
Obligations--Discount--8.9%

Federal Farm               1,262     4.35          7/30/99      1,222
Credit Banks                 304     4.45          9/03/99        293
                           1,660     4.25         10/12/99      1,592

Federal Home               1,640     5.05         12/03/98      1,640
Loan Mortgage              2,000     5.04         12/10/98      1,997
Corporation

Federal National             375     4.25          9/16/99        361
Mortgage                     117     4.25         10/01/99        112
Association

US Treasury Bills          2,000     3.69          4/22/99      1,965

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$9,200)                            9,182




SCHEDULE OF INVESTMENTS (concluded)                 (in Thousands)

                           Face     Interest      Maturity    Value
Issue                     Amount      Rate*         Date    (Note 1a)

US Government, Agency & Instrumentality
Obligations--Non-Discount--2.0%

Federal Home              $1,000     4.84%++      11/16/99    $   999
Loan Banks

Federal National
Mortgage Association       1,000     4.98          5/12/99      1,000

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$1,999)                        1,999

Repurchase Agreements**--3.7%

 Face                                                         Value
Amount                  Issue                               (Note 1a)

$3,754     HSBC Securities, Inc., purchased on
           11/30/98 to yield 5.40% to 12/01/98                  3,754

Total Repurchase Agreements (Cost--$3,754)                      3,754

Total Investments (Cost--$90,181)--88.4%                       90,149

Other Assets Less Liabilities--11.6%                           11,853
                                                             --------
Net Assets--100.0%                                           $102,002
                                                             ========

[FN]
 *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at November 30, 1998.
**Repurchase Agreements are fully collateralized by US Government &
  Agency Obligations.
++Variable Rate Notes.

  See Notes to Financial Statements.




Summit Cash Reserves Fund
November 30, 1998


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of November 30, 1998
Assets:             Investments, at value (identified cost--$90,180,783*)
                    (Notes 1a & 1e)                                                                         $ 90,149,267
                    Cash                                                                                           9,417
                    Receivables:
                      Beneficial interest sold                                             $ 14,811,356
                      Investment adviser (Note 2)                                                78,018
                      Interest                                                                   14,343
                      Securities sold                                                               139       14,903,856
                                                                                           ------------
                    Prepaid registration fees and other assets (Note 1d)                                          96,212
                                                                                                            ------------
                    Total assets                                                                             105,158,752
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                    2,464,097
                      Beneficial interest redeemed                                              410,645
                      Dividends to shareholders (Note 1f)                                        40,716
                      Distributor (Note 2)                                                       31,833        2,947,291
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       209,254
                                                                                                            ------------
                    Total liabilities                                                                          3,156,545
                                                                                                            ------------

Net Assets:         Net assets                                                                              $102,002,207
                                                                                                            ============

Net Assets          Class A Shares of beneficial interest, $.10 par value,
Consist of:         unlimited number of shares authorized                                                   $  2,830,032
                    Class B Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized                                                      7,373,340
                    Paid-in capital in excess of par                                                          91,830,351
                    Unrealized depreciation on investments--net                                                  (31,516)
                                                                                                            ------------
                    Net assets                                                                              $102,002,207
                                                                                                            ============

Net Asset           Class A--Based on net assets of $28,292,849 and 28,300,321
Value:              shares of beneficial interest outstanding                                               $       1.00
                                                                                                            ============
                    Class B--Based on net assets of $73,709,358 and 73,733,401
                    shares of beneficial interest outstanding                                               $       1.00
                                                                                                            ============

                   *Cost for Federal income tax purposes. As of November 30, 1998, net unrealized depreciation for Federal income tax purposes amounted to
                    $31,516, of which $916 related to appreciated securities and $32,432 related to depreciated securities.

                    See Notes to Financial Statements.



Summit Cash Reserves Fund
November 30, 1998


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                For the Six Months Ended
                                                                                                       November 30, 1998
Investment Income   Interest and amortization of premium and discount earned                                $    394,333
(Note 1c):

Expenses:           Distribution fees--Class B (Note 2)*                                   $     42,578
                    Investment advisory fees (Note 2)                                            37,794
                    Transfer agent fees--Class A (Note 2)                                        22,139
                    Professional fees                                                            15,538
                    Registration fees (Note 1d)                                                  15,167
                    Accounting services (Note 2)                                                 12,227
                    Trustees' fees and expenses                                                   7,620
                    Printing and shareholder reports                                              7,526
                    Transfer agent fees--Class B (Note 2)*                                        7,370
                    Custodian fees                                                                6,441
                    Other                                                                        36,524
                                                                                           ------------
                    Total expenses before reimbursement                                         210,924
                    Reimbursement of expenses (Note 2)                                         (147,774)
                                                                                           ------------
                    Total expenses after reimbursement                                                            63,150
                                                                                                            ------------
                    Investment income--net                                                                       331,183
                                                                                                            ------------

Realized &          Realized gain on investments--net                                                                  5
Unrealized          Change in unrealized depreciation on investments--net                                        (31,516)
Gain (Loss) on                                                                                              ------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                    $    299,672
(Note 1c):                                                                                                  ============



                   *Class B Shares commenced operations on October 9, 1998.

                    See Notes to Financial Statements.



Summit Cash Reserves Fund
November 30, 1998


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                          For the Six       For the Year
                                                                                          Months Ended          Ended
                                                                                          November 30,         May 31,
Increase (Decrease) in Net Assets:                                                            1998               1998
Operations:         Investment income--net                                                 $    331,183     $     13,040
                    Realized gain on investments--net                                                 5               --
                    Change in unrealized depreciation on investments--net                       (31,516)              --
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                        299,672           13,040
                                                                                           ------------     ------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                   (94,333)         (13,040)
Shareholders          Class B*                                                                 (236,850)              --
(Note 1f):          Realized gain on investments--net:
                      Class A                                                                        (1)              --
                      Class B*                                                                       (4)              --
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from
                    dividends and distributions to shareholders                                (331,188)         (13,040)
                                                                                           ------------     ------------

Beneficial          Net increase in net assets derived from beneficial
Interest            interest transactions                                                   101,780,971           13,013
Transactions                                                                               ------------     ------------
(Note 3):

Net Assets:         Total increase in net assets                                            101,749,455           13,013
                    Beginning of period                                                         252,752          239,739
                                                                                           ------------     ------------
                    End of period                                                          $102,002,207     $    252,752
                                                                                           ============     ============

                   *Class B Shares commenced operations on October 9, 1998.

                    See Notes to Financial Statements.




Summit Cash Reserves Fund
November 30, 1998


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                          Class A
                                                                   For the
                                                                     Six
The following per share data and ratios have been derived           Months
from information provided in the financial statements.              Ended
                                                                   Nov. 30,          For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                              1998      1998        1997        1996       1995
Per Share           Net asset value, beginning of period           $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
Operating                                                          --------   --------   --------   --------    --------
Performance:        Investment income--net                            .0320      .0531      .0432      .0476       .0444
                    Realized and unrealized gain (loss) on
                    investments--net                                 (.0025)        --      .0001     (.0011)      .0014
                                                                   --------   --------   --------   --------    --------
                    Total from investment operations                  .0295      .0531      .0433      .0465       .0458
                                                                   --------   --------   --------   --------    --------
                    Less dividends and distributions:
                      Investment income--net                         (.0320)    (.0531)    (.0431)    (.0476)     (.0444)
                      Realized gain on investments--net                  --++       --         --         --++    (.0001)
                                                                   --------   --------   --------   --------    --------
                    Total dividends and distributions                (.0320)    (.0531)    (.0431)    (.0476)     (.0445)
                                                                   --------   --------   --------   --------    --------
                    Net asset value, end of period                 $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                                   ========   ========   ========   ========    ========
                    Total investment return                           6.47%*     5.36%      4.40%      4.95%       4.51%
                                                                   ========   ========   ========   ========    ========

Ratios to Average   Expenses, net of reimbursement                     .26%*      .00%      1.38%      1.13%        .98%
Net Assets:                                                        ========   ========   ========   ========    ========
                    Expenses                                          5.77%*    72.77%      1.97%      1.13%        .98%
                                                                   ========   ========   ========   ========    ========
                    Investment income and realized gain on
                    investments--net                                  5.02%*     5.30%      4.18%      4.83%       4.35%
                                                                   ========   ========   ========   ========    ========

Supplemental        Net assets, end of period (in thousands)       $ 28,293   $    253   $    240   $ 34,865    $ 89,119
Data:                                                              ========   ========   ========   ========    ========

                   *Annualized.
                  ++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.





Summit Cash Reserves Fund
November 30, 1998


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                                              Class B
                                                                                                           For the Period
The following per share data and ratios have been derived                                                     October 9,
from information provided in the financial statements.                                                        1998++ to
                                                                                                             November 30,
Increase (Decrease) in Net Asset Value:                                                                          1998
Per Share           Net asset value, beginning of period                                                    $       1.00
Operating                                                                                                   ------------
Performance:        Investment income--net                                                                         .0061
                    Realized and unrealized loss on investments--net                                              (.0006)
                                                                                                            ------------
                    Total from investment operations                                                               .0055
                                                                                                            ------------
                    Less dividends and distributions:
                      Investment income--net                                                                      (.0061)
                      Realized gain on investments--net                                                               --+++
                                                                                                            ------------
                    Total dividends and distributions                                                             (.0061)
                                                                                                            ------------
                    Net asset value, end of period                                                          $       1.00
                                                                                                            ============
                    Total investment return                                                                        4.40%*
                                                                                                            ============

Ratios to Average   Expenses, net of reimbursement                                                                 1.03%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                       1.81%*
                                                                                                            ============
                    Investment income and realized gain on investments--net                                        4.17%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $     73,709
Data:                                                                                                       ============


                   *Annualized.
                  ++Commencement of operations.
                 +++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.



Summit Cash Reserves Fund
November 30, 1998


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which comprises a series of separate portfolios offering a separate class of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Effective October 9, 1998, the Fund's existing class of shares was designated Class A Shares and the Fund began offering Class B Shares. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and back-up withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory and Administrative
Agreements:
The Fund has entered into an Investment Management Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with Princeton Funds Distributor, Inc. ("PFD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


Summit Cash Reserves Fund
November 30, 1998


NOTES TO FINANCIAL STATEMENTS (concluded)

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. FAM also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, FAM receives a fee from the Fund at the end of each month at the annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended November 30, 1998, FAM earned fees of $37,794, all of which were waived.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets attributable to Class B Shares. This fee may be used to help defray the expenses associated with marketing activities and services related to Class B Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $101,780,971 and $13,013 for the six months ended November 30, 1998 and the year ended May 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the
Six Months Ended                                    Dollar
November 30, 1998                     Shares        Amount

Shares sold                        57,835,018   $ 57,835,018
Shares issued to share-
holders in reinvestment of
dividends and distributions            54,487         54,487
                                 ------------   ------------
Total issued                       57,889,505     57,889,505
Shares redeemed                   (29,841,936)   (29,841,936)
                                 ------------   ------------
Net increase                       28,047,569   $ 28,047,569
                                 ============   ============


Class A Shares for the                              Dollar
Year Ended May 31, 1998               Shares        Amount

Shares issued to share-
holders in reinvestment
of dividends                           13,013   $     13,013
                                 ------------   ------------
Net increase                           13,013   $     13,013
                                 ============   ============


Class B Shares for the Period
October 9, 1998++ to                                Dollar
November 30, 1998                     Shares        Amount

Shares sold                        89,734,865   $ 89,734,866
Shares issued to share-
holders in reinvestment of
dividends and distributions           189,898        189,898
                                 ------------   ------------
Total issued                       89,924,763     89,924,764
Shares redeemed                   (16,191,362)   (16,191,362)
                                 ------------   ------------
Net increase                       73,733,401   $ 73,733,402
                                 ============   ============

[FN]
++Prior to October 9, 1998 (commencement of operations), the Fund issued 10,000 shares to MLAM for $10,000.


4. Capital Loss Carryforward:
At May 31, 1998, the Fund had a net capital loss carryforward of approximately $6,000, of which $5,000 expires in 2004 and $1,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.



Summit Cash Reserves Fund
November 30, 1998


OFFICERS AND TRUSTEES


Arthur Zeikel, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Terry K. Glenn, Executive Vice President
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle, Jr., Senior Vice President
Donald C. Burke, Vice President
Carlo J. Giannini, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210